Azzad Ethical Fund Expense Example - Azzad Ethical Fund - Azzad Ethical Fund [Default Label]	Nov. 01, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,311